Earnings per share calculation (Details) (USD $)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2011	Dec. 31, 2012
Earnings per share calculation
Net income details	$ 8,322	$ 63,165	$ (1,669,283)
Basic and diluted weighted-average common shares outstanding	6,250,000	6,077,959	8,073,176
Basic and diluted earnings per share	$ 0.00	$ 0.01	$ (0.21)